Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations
The following table includes the provision (benefit) for income taxes from continuing operations.

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Provision (benefit):
Current:
Federal	$(18)	$(26)	$(4)
State	1	(7)	8
	(17)	(33)	4
Deferred:
Federal	(100)	(333)	36
State	(11)	6	11
	(111)	(327)	47
Total provision (benefit)	$(128)	$(360)	$51

Reconciliations from Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate
The following table provides reconciliations from the provision (benefit) for income taxes from continuing operations at the federal statutory rate to the realized provision (benefit) for income taxes.

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Provision (benefit) at statutory rate	$(36)	$(361)	$32
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)	(12)	(42)	3
Valuation allowance on current year state income taxes (net of federal benefit)	17	18	1
Valuation allowance on state income taxes resulting from sale (net of federal benefit)	—	8	—
Effective state income tax rate change (net of federal benefit)	(12)	15	8
Provisional impact of Tax Cuts and Jobs Act	(92)	—	—
Other	7	2	7
Provision (benefit) for income taxes	$(128)	$(360)	$51

Significant Components of Deferred Tax Liabilities and Deferred Tax Assets
The following table includes significant components of deferred tax liabilities and deferred tax assets.

	December 31,
	2017	2016
	(Millions)
Deferred tax liabilities:
Properties and equipment	$792	$1,295
Derivatives, net	—	—
Other, net	1	2
Total deferred tax liabilities	793	1,297
Deferred tax assets:
Accrued liabilities and other	79	178
Alternative minimum tax credits	78	104
Loss carryovers	672	849
Derivatives, net	42	66
Total deferred tax assets	871	1,197
Less: valuation allowance	195	151
Total net deferred tax assets	676	1,046
Net deferred tax liabilities	$117	$251